Document and Entity Information	Feb. 26, 2020
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2020
Entity Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2020
Document Effective Date	Feb. 26, 2020
Prospectus Date	Jan. 31, 2020